Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[1]	S/ 961,111	S/ 1,166,489	S/ 1,101,938
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		854,082	1,055,624	988,084
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		S/ 107,029	S/ 110,865	S/ 113,854

[1]	As of December 31, 2020, 2019 and 2018, the Group has recognized net income amounting to S/6,228,000, S/8,467,000 and S/9,158,000, respectively, for transactions carried out on behalf of its clients.